Stockholder's Equity	12 Months Ended
Dec. 31, 2018
Stockholder's Equity [Abstract]
Stockholder's Equity
(6)	Stockholder’s Equity

Common Stock

The Company is authorized to issue up to 500,000,000 shares of common stock, consisting of (i) 400,000,000 Class A Shares and (ii) 100,000,000 shares of Class B common stock, par value $0.0001 per share (the “Class B Shares”). At December 31, 2018, there were issued and outstanding 2,173,750 Class A Shares and 3,793,275 Class B Shares, compared to 15,173,100 Class A shares and 3,793,275 Class B Shares as of December 31, 2017.

The Class B Shares will automatically convert into Class A Shares on the first business day following the consummation of the Initial Business Combination on a one-for-one basis, subject to adjustment pursuant to the Company’s Amended and Restated Articles of Incorporation.

At December 31, 2018, 1,076,328 (2017: 14,213,703) shares were subject to redemption in connection with the Initial Business Combination (at an anticipated redemption value of $10.155 per share (2017: $10.00)). A total amount of $10,930,113 (2017: $142,137,034) has been accounted for as a temporary equity.

Our articles of incorporation do not provide a specified maximum redemption threshold, except that in no event will we redeem our public shares in an amount that would cause our net tangible assets to be less than $5,000,001 (such that we are not subject to the SEC’s “penny stock” rules) or any greater net tangible asset or cash requirement which may be contained in the agreement relating to our Initial Business Combination.

Preferred Stock

The Company is authorized to issue up to 50,000,000 shares of preferred stock, par value $0.0001 per share (the “Preferred Shares”), with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At December 31, 2018 and December 31, 2017, there were no Preferred Shares issued and outstanding.

Offering Costs

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (SAB) Topic 5A — “Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering and that were charged to stockholders’ equity upon the completion of the Initial Public Offering. Offering costs of approximately $8,872,106 have been charged to additional paid-in capital upon completion of the Initial Public Offering in 2016.

Offering expenses comprise all expenses related to the initial public offering of 15,000,000 shares in the Company and the sale of 173,100 shares following the partial exercise of the Over-allotment Option, and include amongst others $3,034,620 of upfront underwriting fees and $5,310,585 of deferred underwriting fees. For the accounting years 2018 and 2017, there were no offering costs related to the issuance of shares.